Large Cap Growth Fund (Prospectus Summary) | Large Cap Growth Fund
TOUCHSTONE LARGE CAP GROWTH FUND SUMMARY
The Fund's Investment Goal
The Touchstone Large Cap Growth Fund seeks long-term growth of capital.

The Fund's Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 or more in the
Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a
Class of Shares" in the Fund's prospectus and in the sections entitled "Choosing a Share Class" and "Other Purchase and Redemption Information" in the Fund's
Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Large Cap Growth Fund (USD $)	Class A	Class B	Class C	Class Y
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	none	5.00%	1.00%	none
Wire Redemption Fee	15	15	15	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Large Cap Growth Fund		Class A	Class B	Class C	Class Y
Management Fees		0.71%	0.71%	0.71%	0.71%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none
Other Expenses		0.40%	0.12%	0.42%	0.42%
Total Annual Fund Operating Expenses		1.36%	1.83%	2.13%	1.13%
Fee Waiver and/or Expense Reimbursement	[1]	0.11%	none	0.13%	0.14%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.25%	1.83%	2.00%	0.99%
[1]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.25%, 2.00%, 2.00% and 0.99% for Class A shares, Class B shares, Class C shares and Class Y shares, respectively. This expense limitation will remain in effect until at least July 28, 2012 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the shareholders.

Example.
This example is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods.
The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Large Cap Growth Fund (USD $)	Class A	Class B	Class C	Class Y
Expense Example, With Redemption, 1 Year	695	686	303	101
Expense Example, With Redemption, 3 Years	971	876	654	345
Expense Example, With Redemption, 5 Years	1,267	1,090	1,132	609
Expense Example, With Redemption, 10 Years	2,107	2,025	2,452	1,362

Expense Example, No Redemption Large Cap Growth Fund (USD $)	Class B	Class C
Expense Example, No Redemption, 1 Year	186	203
Expense Example, No Redemption, 3 Years	576	654
Expense Example, No Redemption, 5 Years	990	1,132
Expense Example, No Redemption, 10 Years	2,025	2,452

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 76% of the average value of its portfolio.

The Fund's Principal Investment Strategies
Under normal circumstances, the Fund will invest at least 80% of its assets in common stocks of large cap U.S. companies.  This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders.  A large cap company has a market capitalization found within the
Russell 1000 Index (between $411 billion and $1.6 billion at the time of its most recent reconstitution on May 31, 2011) at the time of purchase.  The size of the companies in the Russell 1000 Index will change with market conditions.

The Fund is non-diversified and may invest a significant percentage of its assets in the securities of one issuer.  The Fund may invest up to 10% of its total assets in the securities of one company.  The Fund's investments may include companies in the technology sector.

The Fund may engage in frequent and active trading as part of its principal investment strategy.

The sub-advisor, Navellier & Associates, Inc. ("Navellier"), seeks to identify and select inefficiently priced securities with strong appreciation potential by employing a proprietary investment process.  Navellier's proprietary investment process is a disciplined quantitative, objective, "bottom-up," process and contains the following three steps.  In the first step of the investment process, Navellier calculates and analyzes a "reward/risk ratio" for each potential investment. The reward/risk ratio is designed to identify stocks with above average potential returns and adjusted for risk.  In the second step of the investment process, Navellier applies two or more sets of fundamental criteria to identify attractive stocks among those with favorable reward/risk ratios. Examples of these criteria include earnings growth, profit margins, reasonable price/earnings ratios based on expected future earnings, and various other fundamental criteria. Stocks with a combination of the applicable criteria are further considered in the third and final step of the investment process, which addresses the construction of the portfolio.  Stocks are selected and weighted according to a disciplined methodology designed to maximize potential return and minimize potential risk.

Every quarter Navellier evaluates the fundamental criteria used in the second step of the investment process.  The criteria included in this step and the relative weightings of each fundamental criterion are adjusted as necessary.
This allows Navellier to monitor which criteria appear to be in favor in the financial markets. If a security held by the Fund does not meet the requirements of each step of Navellier's investment process, then Navellier will evaluate the security and, if necessary, replace it.

The Key Risks
The Fund's share price will fluctuate.  You could lose money on your investment in the Fund, and the Fund could also return less than other investments:

o  If the stock market as a whole goes down

o  Because large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion

o  If the market continually values the stocks in the Fund's portfolio lower than Navellier believes they should be valued

o  If the quantitative stock screening process and risk/reward analysis is not accurate

o  If the companies that the Fund invests in do not grow as rapidly or increase in value as expected

o  Because the Fund may invest in the technology sector which at times may be subject to greater market fluctuation than other sectors

o  Because growth oriented funds may underperform when value investing is in favor and growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential

o  Because a non-diversified fund may hold a significant percentage of its assets in the securities of one company, it may be more sensitive to market changes than a diversified fund

o  To the extent a fund focuses its investments in a particular market sector or industry, it may be more sensitive to adverse changes within that sector or industry than a fund that does not focus its investments

o  Because actively trading securities generally results in greater expenses to the Fund, which may lower the Fund's performance and may generate more taxable short-term gains for shareholders

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.  You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's Prospectus.

The Fund's Performance
The bar chart and performance table below illustrate some indication of the risks of investing in the Fund.  The bar chart shows changes in performance
(before taxes) of the Fund's Class A shares during each of the last 10 calendar years.  The bar chart does not reflect any sales charges, which would reduce your return.  The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling
1.800.543.0407.

Large Cap Growth Fund - Class A Total Returns as of December 31

Best Quarter:  4th Quarter 2001 +18.96%     Worst Quarter:  1st Quarter 2001
-27.98%

The year-to-date return for the Fund's Class A shares as of June 30, 2011 is
6.53%.

For information on the prior history of the Fund, please see the section entitled "The Trust" in the Fund's Statement of Additional Information.

The performance table shows how the Fund's average annual total returns (before and after taxes) for 1, 5 and 10 years compare with those of the Russell 1000
Growth Index.  After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes.
Your after-tax returns may differ from those shown and depend on your tax situation.  The after-tax returns do not apply to shares held in an IRA,
401(k) or other tax-deferred account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A after-tax returns.

Class A shares began operations on December 19, 1997, Class B shares and Class C shares began operations on October 4, 2003 and Class Y shares began operations on November 10, 2004.  The Class B shares, Class C shares and Class Y shares performance was calculated using the historical performance of the Class A shares for the periods prior to October 3, 2003 for Class B and Class C shares and November 9, 2004 for Class Y shares.  For the Class B and Class C shares, performance for this period has been restated to reflect the impact of Class B shares and Class C shares fees and expenses, respectively.

Average Annual Total Returns For the period ended December 31, 2010
Average Annual Total Returns Large Cap Growth Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A	Class A Return Before Taxes	12.32%	0.05%	0.38%
Class B	Class B Return Before Taxes	14.40%	0.42%	0.29%
Class C	Class C Return Before Taxes	18.26%	0.60%	0.30%
Class Y	Class Y Return Before Taxes	19.43%	1.48%	1.12%
After Taxes on Distributions Class A	Class A Return After Taxes on Distributions	12.32%	0.04%	0.38%
After Taxes on Distributions and Sales Class A	Class A Return After Taxes on Distributions and Sale of Fund Shares	8.01%	0.04%	0.32%
Russell 1000 Growth Index	Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)	16.71%	3.75%	0.02%